Expense Example - BTS Enhanced Equity Income Fund	Apr. 21, 2026 USD ($)
BTS Enhanced Equity Income Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 530
Expense Example, with Redemption, 3 Years	1,192
Expense Example, with Redemption, 5 Years	1,877
Expense Example, with Redemption, 10 Years	3,697
BTS Enhanced Equity Income Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	236
Expense Example, with Redemption, 3 Years	1,056
Expense Example, with Redemption, 5 Years	1,893
Expense Example, with Redemption, 10 Years	4,063
BTS Enhanced Equity Income Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	760
Expense Example, with Redemption, 5 Years	1,410
Expense Example, with Redemption, 10 Years	3,155
BTS Enhanced Equity Income Fund - Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	186
Expense Example, with Redemption, 3 Years	909
Expense Example, with Redemption, 5 Years	1,654
Expense Example, with Redemption, 10 Years	$ 3,622